Capital and Treasury Stock (Tables)	12 Months Ended
Dec. 28, 2014
Equity [Abstract]
Changes in treasury stock
Changes in treasury stock were:

	Treasury Stock
(Amounts in Millions Except Treasury Stock Shares in Thousands)	Shares	Amount
Balance at January 1, 2012	395,480	$21,659
Employee compensation and stock option plans	(55,170)	(3,250)
Issuance of common stock associated with the acquisition of Synthes, Inc.	(203,740)	(12,852)
Repurchase of common stock (1)	204,784	12,919
Balance at December 30, 2012	341,354	18,476
Employee compensation and stock option plans	(48,555)	(3,367)
Repurchase of common stock	6,416	591
Balance at December 29, 2013	299,215	15,700
Employee compensation and stock option plans	(32,302)	(2,933)
Repurchase of common stock	69,707	7,124
Balance at December 28, 2014	336,620	$19,891

(1) Includes repurchase of common stock associated with the acquisition of Synthes, Inc.